CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions	Total	Class A common stock	Class B common stock	Common stock	Common stock Class A common stock	Common stock Class B common stock	Treasury stock	Additional paid-in-capital	Retained earnings (deficit)	Accumulated other comprehensive income	Non-controlling interest
Beginning balance (in shares) at Jul. 03, 2022					0	0
Beginning balance at Jul. 03, 2022	$ 0			$ 0			$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19							0	19
Share subscriptions (in shares)					2,404,747
Share subscriptions	52			52
Purchase of treasury shares, net	(330)						(330)
Capital contribution (in shares)					393,749,981	21,280
Contributions	2,636			2,358				278
Ending balance (in shares) at Dec. 31, 2022		396,154,728	21,280		396,154,728	21,280
Ending balance at Dec. 31, 2022	2,377			2,410			(330)	278	19	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	234								234
Currency translation	4									4
Share subscriptions (in shares)					373,344
Share subscriptions				2				(2)
Purchase of treasury shares, net (in shares)					(4,867,110)
Purchase of treasury shares, net	(187)						(187)
Contributions	116							107			9
Distributions	(310)			(56)					(254)
Ending balance (in shares) at Jun. 30, 2023		391,660,962	21,280		391,660,962	21,280
Ending balance at Jun. 30, 2023	2,234			2,356			(517)	383	(1)	4	9
Beginning balance (in shares) at Mar. 31, 2023					392,619,562	21,280
Beginning balance at Mar. 31, 2023	2,329			2,411			(482)	374	17		9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	109								109
Currency translation	4									4
Share subscriptions (in shares)					158,300
Share subscriptions				1				(1)
Purchase of treasury shares, net (in shares)					(1,116,900)
Purchase of treasury shares, net	(35)						(35)
Contributions	10							10
Distributions	(183)			(56)					(127)
Ending balance (in shares) at Jun. 30, 2023		391,660,962	21,280		391,660,962	21,280
Ending balance at Jun. 30, 2023	$ 2,234			$ 2,356			$ (517)	$ 383	$ (1)	$ 4	$ 9